WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Number of Shares
Balance at October 1, 2024	26,332	261,029
Granted	4,706,994	28,305,629
Exercised	(467,859)	(8,626,796)
Cancelled or expired	(841,176)	(191,719)
Balance at June 30, 2025	3,424,291	26,332
Weighted Average Exercise Price Per Share
Balance at October 1, 2024	$ 2,085.00	$ 3.5
Granted	8.42	1.64
Exercised	16.41	(0.002)
Cancelled or expired	9.24	(56.98)
Balance at June 30, 2025	$ 12.36	$ 2,085.00